IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2021		Jan. 31, 2021		Oct. 31, 2020	Apr. 30, 2020		Jan. 31, 2020	Oct. 31, 2019
Assets
Cash and non-interest-bearing deposits with banks	$ 26,924	[1]	$ 42,986	[1]	$ 43,531	$ 37,768	[1]	$ 4,754	$ 3,840
Interest-bearing deposits with banks	20,273				18,987
Securities	155,122				149,046
Cash collateral on securities borrowed	11,573				8,547
Securities purchased under resale agreements	63,106				65,595
Loans
Residential mortgages	234,747				221,165
Personal	42,371				42,222
Credit card	10,633				11,389
Business and government	136,567				135,546
Allowance for credit losses	(3,200)		(3,484)		(3,540)	(3,064)
Derivative instruments	35,313				32,730
Customers' liability under acceptances	11,002				9,606
Other assets	38,447
Total assets	782,878				769,551
Liabilities
Deposits	576,563				570,740
Obligations related to securities sold short	20,269				15,963
Cash collateral on securities lent	3,205				1,824
Obligations related to securities sold under repurchase agreements	66,120				71,653
Derivative instruments	34,121				30,508
Acceptances	11,071				9,649
Other liabilities	23,196
Subordinated indebtedness	5,653				5,712
Equity	42,680		$ 41,929		41,335	$ 40,253
Total liabilities and equities	782,878				769,551
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	26,924
Interest-bearing deposits with banks	20,273
Securities	3,936
Cash collateral on securities borrowed	11,573
Securities purchased under resale agreements	33,633
Loans
Residential mortgages	1,825
Personal	1,171
Credit card	223
Business and government	18,864
Derivative instruments	2,078
Customers' liability under acceptances	9,795
Total assets	130,295				141,033
Liabilities
Deposits	29,851
Obligations related to securities sold short	20,269
Cash collateral on securities lent	3,205
Obligations related to securities sold under repurchase agreements	47,141
Derivative instruments	3,271
Acceptances	9,864
Other liabilities	24
Total liabilities and equities	113,625				98,552
Later than one months and not later than three months [member]
Assets
Securities	4,605
Securities purchased under resale agreements	18,345
Loans
Residential mortgages	4,714
Personal	832
Credit card	447
Business and government	6,566
Derivative instruments	4,225
Customers' liability under acceptances	1,171
Total assets	40,905				32,738
Liabilities
Deposits	37,172
Obligations related to securities sold under repurchase agreements	14,725
Derivative instruments	4,834
Acceptances	1,171
Other liabilities	51
Total liabilities and equities	57,953				40,528
3 - 6 months [member]
Assets
Securities	5,353
Securities purchased under resale agreements	6,273
Loans
Residential mortgages	11,214
Personal	1,112
Credit card	670
Business and government	5,682
Derivative instruments	3,603
Customers' liability under acceptances	20
Total assets	33,927				41,413
Liabilities
Deposits	35,218
Obligations related to securities sold under repurchase agreements	1,285
Derivative instruments	4,342
Acceptances	20
Other liabilities	78
Total liabilities and equities	40,943				58,834
6 - 9 months [Member]
Assets
Securities	5,118
Securities purchased under resale agreements	2,191
Loans
Residential mortgages	10,898
Personal	1,051
Credit card	670
Business and government	6,230
Derivative instruments	3,902
Total assets	30,060				32,267
Liabilities
Deposits	27,150
Obligations related to securities sold under repurchase agreements	407
Derivative instruments	3,168
Other liabilities	73
Total liabilities and equities	30,798				43,919
9 - 12 months [Member]
Assets
Securities	5,010
Securities purchased under resale agreements	2,652
Loans
Residential mortgages	9,583
Personal	1,251
Credit card	670
Business and government	8,696
Derivative instruments	1,636
Customers' liability under acceptances	16
Total assets	29,514				28,499
Liabilities
Deposits	23,102
Obligations related to securities sold under repurchase agreements	2,217
Derivative instruments	1,574
Acceptances	16
Other liabilities	73
Total liabilities and equities	26,982				26,555
1 - 2 years [member]
Assets
Securities	17,231
Securities purchased under resale agreements	12
Loans
Residential mortgages	46,977
Personal	500
Credit card	2,679
Business and government	24,331
Derivative instruments	4,355
Total assets	96,085				101,338
Liabilities
Deposits	32,181
Obligations related to securities sold under repurchase agreements	345
Derivative instruments	2,951
Other liabilities	305
Total liabilities and equities	35,782				33,273
2 - 5 years [member]
Assets
Securities	45,282
Loans
Residential mortgages	141,895
Personal	3,498
Credit card	5,274
Business and government	41,967
Derivative instruments	7,313
Total assets	245,229				224,276
Liabilities
Deposits	47,244
Derivative instruments	6,182
Other liabilities	609
Total liabilities and equities	54,035				58,938
Over five year [member]
Assets
Securities	31,337
Loans
Residential mortgages	7,641
Personal	3,874
Business and government	15,999
Derivative instruments	8,201
Total assets	67,052				69,248
Liabilities
Deposits	13,743
Derivative instruments	7,799
Other liabilities	471
Subordinated indebtedness	5,653
Total liabilities and equities	27,666				26,416
No specific maturity [member]
Assets
Securities	37,250
Loans
Personal	29,082
Business and government	8,232
Allowance for credit losses	(3,200)
Other assets	38,447
Total assets	109,811				98,739
Liabilities
Deposits	330,902
Other liabilities	21,512
Equity	42,680
Total liabilities and equities	$ 395,094				$ 382,536

[1]	Includes restricted cash of $492 million (January 31, 2021: $493 million; April 30, 2020: $698 million) and interest-bearing demand deposits with Bank of Canada.